Own Work Capitalized - Summary of Detailed Information About Breakdown of Own Work Capitalized (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Own Work Capitalized [Abstract]
Development costs	€ 2,845	€ 8,248	€ 5,324
Property, plant and equipment	1,770	1,127	87
Total	€ 4,615	€ 9,375	€ 5,411